Share-Based Compensation - Schedule of Outstanding and Exercisable Options Granted (Details) - Stock Option [Member]	12 Months Ended
Dec. 31, 2023 shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	98,491,200
Options exercisable	942,800
0.004 – 0. 19 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	98,491,200
Weighted average remaining contractual term (years)	9 years 1 month 2 days
Options exercisable	942,800
Weighted average remaining contractual term (years)	10 years